Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, share authorized (in shares)	200,000,000	200,000,000	200,000,000
Common stock, shares outstanding (in shares)	8,895,094	6,463,936	5,247,604
Scenario, Previously Reported
Common stock, shares outstanding (in shares)		6,463,935